OTHER (EXPENSE) INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
For the years ended December 31, 2025 and 2024, Other (expense) income, net consisted of the following:

	Year Ended December 31,
($ in thousands)	2025	2024
Loss on debt extinguishment[1]	$(16,363)	$(1,002)
Loss on disposal of assets[2]	(2,370)	(683)
Loss on lease termination[3]	(1,144)	—
(Loss) gain on foreign currency	(617)	1,039
Loss on provision - loan receivable	(170)	(330)
Loss on investments held at fair value	(67)	(72)
Tax receivable agreement income (expense)	1,542	(65,648)
Changes in fair value of deferred and contingent considerations[4]	1,105	(1,378)
Other income, net	6,929	4,767
Other expense, net	$(11,155)	$(63,307)
[1]See Note 11 “Long-term Notes and Loans Payable, Net” for additional information on loss on debt extinguishment.
[2]See Note 4 “Property and Equipment” for additional information on loss on disposal of assets.
[3]See Note 5 “Leases” for additional information on loss on lease termination.
[4]See Note 10 “Acquisitions and Dispositions” for additional information related to deferred and contingent considerations.